Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Treasury stock	122,053	9,145
Common Stock Class A
Common stock, par value	$ 0.25	$ 0.25
Common stock, shares authorized	2,000,880	2,000,880
Common stock, shares issued	1,600,880	1,600,880
Common stock, shares outstanding	1,600,880	1,600,880
Common Stock Class B
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	6,194,267	3,548,392
Common stock, shares issued	3,076,150	2,005,890
Common stock, shares outstanding	2,954,097	1,996,745
Treasury stock	122,053	9,145